ACQUISITIONS	12 Months Ended
Dec. 31, 2022
ACQUISITIONS
ACQUISITIONS

3. ACQUISITIONS

On September 30, 2022, the Company purchased 100% of the equity interest and obtained control of Branston Solar Farm Limited (“Project Branston”) from P&T Global Renewable Energy Ltd. Project Branston is located in Branston, Lincoln, United Kingdom and it owned a 50 MWp operational solar farm which has been operational since October 12, 2020. The output of the plant is contracted under a 40-year PPA which began on the commercial operation date. The acquisition was in accordance with the Company’s overall growth strategy.

The cash consideration for acquiring Project Branston is $21,578,748 (GBP 17,867,639) which have been fully paid as of September 30,2022. Meanwhile, the Company took over a lease loan contract with Aviva Investor Infrastructure Income No.4 Ltd. of $22,530,171 (GBP 18,655,437) and received other net assets of $2,289,352 (GBP 1,895,630). This acquisition also recognized $973,932 deferred tax liabilities due to fair value adjustment of Project Branston upon acquisition. There is no other noncash or contingent consideration. The acquisition is accounted as an asset acquisition according to ASC 805 since substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset. The excess of consideration over fair value was allocated to property, plant and equipment.

On October 11, 2022, the Company entered into a Shares Purchase Agreement to acquire of Emeren Ltd, a United Kingdom-based utility-scale solar power and battery projects developer in Europe. The acquisition transaction was completed on October 11, 2022 through an all-cash deal with an earn-out provision. This earn-out provision provides EUR 5,100,000 deferred consideration with target of output power for Italy projects within eight months after the acquisition and EUR 6,850,000 management incentive for the specific performance conditions for the following two years.

The cash consideration for Emeren Ltd is $5,041,350 (EUR 5,100,000) with deferred consideration of $5,041,350 (EUR 5,100,000). The Company has initially assessed that the output power on the Italy projects and concluded it is probable that the output power agreed in the earn-out provision can be reached. Therefore, such relevant deferred consideration was recorded at fair value of $5,041,350 (EUR 5,100,000) by the Company at the point of the acquisition date. Meanwhile, there was Management Incentive of $6,771,225 (EUR 6,850,000) which was for specific performance conditions for certain periods ended December 31, 2022, 2023 and 2024. The acquisition is accounted as an asset acquisition according to ASU 2017-01 since substantially all the fair value of the gross assets acquired is concentrated in a group of similar assets. The excess of consideration over fair value of the assets was allocated to each specific project within project assets. During the year ended December 31, 2022, the Company recorded $49,425 (EUR 50,000) compensation cost for management incentive.

On November 17, 2020 (the “acquisition close date”), the Company acquired a 100% of the equity interests of ET Cap PA Holdings LLC (“PA Holdings”) and ET Cap CA Holdings LLC (“CA Holdings”), a utility project with battery storage business under solar power project development stream from Nova Development Management, for a cash consideration totaling $3.9 million. The Company acquired PA Holdings and CA Holdings to enhance its ability to provide a more diverse product portfolio such as battery storage around the world.

The Company accounted for the acquisition described above in accordance with ASC 805, “Business Combinations”. The result of the acquiree’s operation has been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entity over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes.

The final allocation on the purchase price to the fair value of the net assets acquired is as follows:

As of acquisition
close date
Project assets(1)	$2,874,060
Net assets acquired	2,874,060
Goodwill	1,022,567
Total consideration transferred/Net cash paid	$3,896,627
(1)

Included in project assets are incurred cost such as consultant fee, legal fee and salaries which have been capitalized in accordance with ASC 970-360, as they are directly attributable and incurred in the development phase.

The Company performed annual impairment analysis on December 31 of each year. ASC 350-20 allows companies to perform a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value to determine whether it is necessary to perform a quantitative goodwill impairment test. Such qualitative assessment considers various factors, including macroeconomic conditions, industry and market considerations, cost factors, the overall financial performance of a reporting unit, and any other relevant events affecting the Company or a reporting unit.

The Company performed a qualitative assessment for battery storage reporting unit in each respective period and concluded that it was not more likely that the fair value of the reporting unit was less than its carrying amount. Accordingly, a quantitative goodwill impairment test for this reporting unit was not required in any period presented.